Inventories	6 Months Ended
Jun. 30, 2026
Classes of current inventories [abstract]
Inventories
12.
Inventories

Details of inventories as of June 30, 2026 and as of December 31, 2025 are as follows:

(In thousand Euros)	June 30, 2026	December 31, 2025
Raw materials & Work in progress	32,639	40,427
Finished goods	6,131	7,096
Total	38,770	47,523

The Group has insurance policies in place to cover all inventories, with specific global insurances coverage for each of the Group’s warehouses.

There were no commitments for the purchase of inventories as of June 30, 2026 and December 31, 2025. Advance payments to suppliers for the acquisition of inventories as of June 30, 2026 were Euros 7,892 thousand, as compared to Euros 6,194 thousand as of December 31, 2025.

Based on current information, the Group has booked an inventory provision of Euros 9,421 thousand as of June 30, 2026 to cover the impact of slow-moving and accrual obsolescence inventories, as compared to Euros 8,082 thousand at December 31, 2025.

As a consequence of certain loans the Group had a pledge on the inventories at June 30, 2026 for an amount of Euros 11,704 thousand (Euros 11,250 thousand at December 2025) (Note 11). Additionally, refer to Note 8 regarding the new security package as a consequence of the process of the restructuring debt, where Wallbox USA, Inc have a pledge on the inventories, which net book value as at June 30, 2026 is Euro 4,534 thousand.